johim13f-033109

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      J O Hambro Investment Management Limited
                           21 St. James Square
                           London SW1Y 4HB


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Andrew Steel
Title:        Chief Executive Officer
Phone:        +44 20 7484 7476

Signature, Place, and Date of Signing:


 /s/ Andrew Steel	      London, England         April 24, 2009
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      50
                                                  -----------------------

Form 13F Information Table Value Total:              $245,280 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

                    J O HAMBRO INVESTMENT MANAGEMENT LIMITED

                            Name of Reporting Manager
                           Form 13F Information Table


Name of Issuer               Type of                  Value         Shrs or    Shr/  Investment      Other     Voting Authority
                             Class      Cusip        (x$1000)       Prn Amt.   Prn   Discretion      Managers  Sole Shared   None
ACTIVISION BLIZZARD Inc Com   COM	00507V109     3,424	    327,350    SH    Shared-Defined     0                    327,350
ALTRIA GROUP Inc Com          COM	02209S103	246	     15,365    SH    Shared-Defined	0                     15,365
AMERICAN CAPITAL LTD COM      COM       02503X105       223	    119,046    SH    Shared-Defined     0                    119,046
AMERICAN EXPRESS CO           COM       025816109       745          54,625    SH    Shared-Defined     0                     54,625
AMERICAN PUBLIC EDUCATION     COM       02913V103       484	     11,500    SH    Shared-Defined     0                     11,500
AMPHENOL CORP CLASS A         COM       032095101     5,471         192,020    SH    Shared-Defined     0                    192,020
AON CORP Com                  COM       037389103    14,486         354,881    SH    Shared-Defined     0                    354,881
BRISTOL-MYERS SQUIBB Co Com   COM	110122108     1,184          54,000    SH    Shared-Defined     0                     54,000
BROOKDALE SN LIVING   	      COM	112463104     2,603	    515,460    SH    Shared-Defined	0		     515,460
CADIZ INC     		      COM	127537207     3,076         385,402    SH    Shared-Defined     0                    385,402
Celgene Corp Com              COM	151020104     3,952	     89,000    SH    Shared-Defined     0                     89,000
CHEVRON CORP COM	      COM	166764100     8,644	    128,560    SH    Shared-Defined     0                    128,560
CHUBB CORP COM                COM       171232101    12,730         300,815    SH    Shared-Defined     0                    300,815
COLGATE-PALMOLIVE CO.         COM       194162103    17,786         301,554    SH    Shared-Defined     0                    301,554
CONSOLIDATED EDISON INC       COM       209115104     1,707          43,100    SH    Shared-Defined     0                     43,100
Dr PEPPER SNAPPLE	      COM	26138E109     2,497         147,648    SH    Shared-Defined     0                    147,648
EL PASO CORP                  COM       28336I109     3,784         605,360    SH    Shared-Defined     0                    605,360
EXXON MOBIL CORP              COM       30231G102     7,290         105,866    SH    Shared-Defined     0                    105,866
GENERAL ELECTRIC CO           COM       369604103       420          41,500    SH    Shared-Defined     0                     41,500
GOOGLE INC CLASS A            COM       38259P508    10,447          30,015    SH    Shared-Defined     0                     30,015
HERSHEY CO                    COM       427866108       439          12,620    SH    Shared-Defined     0                     12,620
INVERNESS MED INNOV           COM       46126P106     5,514         193,525    SH    Shared-Defined     0                    193,525
INVESCO LTC COM               COM       G491BT108     3,250         234,475    SH    Shared-Defined     0                    234,475
ITT INDUSTRIES INC            COM       450911102       464          12,050    SH    Shared-Defined     0                     12,050
JOHNSON & JOHNSON COM         COM       478160104     1,856          35,290    SH    Shared-Defined     0                     35,290
JPMORGAN CHASE COM	      COM       46625H100       368          13,850    SH    Shared-Defined     0                     13,850
LOCKHEED MARTIN CORP          COM       539830109     1,764          25,560    SH    Shared-Defined     0                     25,560
MARSH & MCLENNAN COS INC      COM       571748102     4,667         230,477    SH    Shared-Defined     0                    230,477
MERCK & CO. INC               COM       589331107       498          18,630    SH    Shared-Defined     0                     18,630
MICROSOFT CORP                COM       594918104     1,112          60,560    SH    Shared-Defined     0                     60,560
MORGAN STANLEY COM	      COM	617446448     4,816         211,520    SH    Shared-Defined     0	             211,520
NATIONAL OILWELL VARCO        COM	637071101     3,343	    116,440    SH    Shared-Defined     0		     116,440
NUVASIVE INC COM	      COM	670704105     7,288	    232,261    SH    Shared-Defined     0		     232,261
ORACLE CORP                   COM       68389X105       235          13,000    SH    Shared-Defined     0                     13,000
PEPSICO INC                   COM       713448108       864          16,781    SH    Shared-Defined     0                     16,781
PETROLEO BRASILEIRO SA PETRO  COM       71654V408     4,556         149,520    SH    Shared-Defined     0                    149,520
PFIZER INC		      COM       717081103       258          18,950    SH    Shared-Defined     0                     18,950
PHILIP MORRIS INTERNATIONAL   COM       718172109     6,837         192,147    SH    Shared-Defined     0                    192,147
PRAXAIR INC                   COM       74005P104     1,045          15,530    SH    Shared-Defined     0                     15,530
PROCTOR & GAMBLE CO           COM       742718109     7,595         161,280    SH    Shared-Defined     0                    161,280
QUALCOMM INC COM              COM       747525103     4,059         104,310    SH    Shared-Defined     0                    104,310
REYNOLDS AMERICAN INC         COM       761713106    14,204         396,313    SH    Shared-Defined     0                    396,313
SCHLUMBERGER                  COM       806857108     3,845          94,658    SH    Shared-Defined     0                     94,658
SOUTHERN CO COM	              COM       842587107    24,950         814,828    SH    Shared-Defined     0                    814,828
TARGET CORP       	      COM	87612E106     1,255          36,500    SH    Shared-Defined     0                     36,500
UNITED PARCEL SERVICES	      COM	911312106     3,729          75,753    SH    Shared-Defined     0                     75,753
VERIZON COMMUNICATIONS        COM       92343V104     7,855         260,095    SH    Shared-Defined     0                    260,095
VISA INC          	      COM       92826C839     7,368         132,520    SH    Shared-Defined     0                    132,520
WAL MART STORES INC COM	      COM       931142103     9,125         175,148    SH    Shared-Defined     0                    175,148
WISCONSIN ENERGY COM          COM       976657106    11,366         276,075    SH    Shared-Defined     0                    276,075